Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets [abstract]
Goodwill	€ 27,174	€ 26,911	€ 26,979
Other intangible assets	14,073	14,339	14,602
Property, plant and equipment	27,693	26,665	25,912
Interests in associates and joint ventures	104	77	130
Non-current financial assets related to Orange Bank activities	1,617	1,464	1,523
Non-current financial assets	2,282	2,247	2,359
Non-current derivatives, assets	263	213	915
Other non-current assets	129	110	106
Deferred tax assets	1,366	1,586	1,847
Total non-current assets	74,701	73,612	74,373
Inventories	965	827	819
Trade receivables	5,295	5,175	4,964
Other customer contract assets	1,166	1,204	1,335
Current assets related to Orange Bank activities	3,075	3,275	3,336
Current financial assets	2,748	2,686	1,617
Current derivatives, assets	139	34	57
Other current assets	1,152	1,094	1,073
Operating taxes and levies receivables	1,027	1,045	918
Current tax assets	119	132	170
Prepaid expenses	571	455	394
Cash and cash equivalents	5,634	5,810	6,355
Total current assets	21,891	21,737	21,038
Total assets	96,592	95,349	95,411
Equity and liabilities [abstract]
Share capital	10,640	10,640	10,640
Share premiums and statutory reserve	16,859	16,859	16,859
Subordinated notes	5,803	5,803	5,803
Retained earnings	(2,633)	(2,327)	(2,061)
Equity attributable to the owners of the parent company	30,669	30,975	31,241
Non controlling interests	2,580	2,537	2,604
Total equity	33,249	33,512	33,845
Non-current financial liabilities	26,749	26,293	28,908
Non-current derivatives liabilities	775	1,002	578
Non-current fixed assets payable	612	610	907
Non-current financial liabilities related to Orange Bank activities	0	0	1
Non-current employee benefits	2,823	2,674	3,029
Non-current provision for dismantling	765	774	716
Non-current restructuring provision	230	251	185
Other non-current liabilities	462	521	608
Deferred tax liabilities	631	655	706
Total non-current liabilities	33,047	32,780	35,638
Current financial liabilities	7,270	6,030	4,616
Current derivatives liabilities	133	34	50
Current fixed assets payable	2,835	3,046	2,800
Trade payables	6,736	6,527	6,214
Customer contract liabilities	2,002	2,021	2,071
Current financial liabilities related to Orange Bank activities	4,835	4,941	4,507
Current employee benefits	2,392	2,448	2,266
Current provision for dismantling	11	15	21
Current restructuring provision	159	126	190
Other current liabilities	1,788	1,935	1,530
Operating taxes and levies payables	1,322	1,262	1,241
Current tax payables	755	596	338
Deferred income	58	76	84
Total current liabilities	30,296	29,057	25,928
Total equity and liabilities	€ 96,592	€ 95,349	€ 95,411